Loan from a Shareholder	12 Months Ended
Dec. 31, 2023
Loan from a Shareholder [Abstract]
Loan from a shareholder

Note 19 — Loan from a shareholder

The balance as at December 31, 2023 represents the interest-free loan from a shareholder, Goran Pandev, in the amount of EUR98,539.

The balance as at December 31, 2022 represents the loan from a shareholder, Sergio Carlo Scalpelli, our former Chief Executive Officer and former director, in the amount of EUR20,000, interest-free with repayment scheduled on March 31, 2022, June 30, 2022 and September 30, 2022 in the amount of EUR7,000, EUR7,000 and EUR6,000, respectively. Sergio Carlo Scalpelli waived the repayment schedule, and the repayment date of the full amount was rescheduled to September 30, 2022. The full amount of the loan was repaid to Sergio Carlo Scalpelli on September 30, 2022. The outstanding balance of the loan amounted to EUR0 and EUR20,000 for the years ended December 31, 2022 and 2021, respectively.